SEGMENT DATA (Tables)	12 Months Ended
Mar. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING

Selected information in the segment structure is presented in the following tables:

	Garment	Logistics Services	Property management and leasing	Epidemic prevention supplies	Corporate and other	Totals
Revenue from external customers	2,525,440	5,332,291	4,265,218	567,684	-	12,690,633
Intersegment revenue	-	-	-	-	-	-
Interest income	7,563	86	154	-	15	7,818
Interest expense	8,016	604	678	-	593	9,891
Depreciation and amortization	2,641	123,514	25,451	5,997	-	157,603
Operating income (loss)	75,494	236,777	96,490	51,616	(517,382)	(57,005)
Segment assets	1,784,020	2,610,469	7,608,997	64,885	1,018,689	13,087,060
Expenditures for segment assets	-	149,148	48,974	-	-	198,122

SCHEDULE OF GEOGRAPHICAL INFORMATION

The Company operates predominantly in China. In presenting information on the basis of geographical location, revenue is based on the geographical location of customers and long-lived assets are based on the geographical location of the assets.

Geographic Information

	Revenues	Long-Lived Assets
China	12,122,949	7,397,931
United States	567,684	-
Total	12,690,633	7,397,931